Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Balance Sheet Information	Balance sheet information related to leases at December 31 was as follows:
	2021	2020
Operating leases:
Operating lease right-of-use assets	$1,195	$880
Operating lease liabilities	1,195	880

Components of Lease Cost	The components of lease cost were as follows for the year ending:
	2021	2020
Operating lease cost	$161	$170
Short-term lease expense	36	31

Maturities of Lease Liabilities
Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2021 are as follows:
Operating Leases
2022	$168
2023	127
2024	106
2025	106
2026	107
Thereafter	866
Total lease payments	1,480
Less: Imputed Interest	(285)
Total operating leases	$1,195

Other Information
Other information at December 31 was as follows:

	2021	2020

Weighted-average remaining lease term for operating leases	13.7 years	9.6 years
Weighted-average discount rate for operating leases	2.29%	2.79%